Taxes Payable (Tables)	12 Months Ended
Jun. 30, 2024
Taxes Payable [Abstract]
Schedule of Tax Payables	Taxes payable consisted of the following:
	As of June 30,
	2024	2023
Income tax payable	$874,547	$722,114
Withholding tax payable	519	1,421
VAT payable	546	12,712
Total	$875,612	$736,247